Shareholder Fees - Allspring Managed Account CoreBuilder Shares Series M - CoreBuilder Shares - Series M - Series M	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%